Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$220	$251,867
Series A, 5.00%, 09/01/23	175	200,349
Series B, 5.00%, 09/01/23	310	354,903
Alabama Public School & College Authority RB
5.00%, 06/01/23	100	113,489
Series A, 3.00%, 06/01/23	60	64,027
Series A, 5.00%, 02/01/23	235	263,574
Series B, 5.00%, 01/01/23	215	240,424
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	130,170
State of Alabama GO
5.00%, 11/01/23	400	460,428
Series A, 5.00%, 08/01/23	105	119,823
Series C, 5.00%, 11/01/23	290	333,810
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	141,916
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	154,844

		2,829,624

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	188,775
State of Alaska GO, Series B, 5.00%, 08/01/23	25	28,529

		217,304

Arizona — 3.3%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	210	238,797
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	39,010
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	417,315
Arizona State University RB
5.00%, 07/01/23	295	335,669
5.00%, 08/01/23	150	171,175
Series B, 5.00%, 07/01/23	220	250,329
Arizona Transportation Board RB, 5.00%, 07/01/23	850	966,561
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/23	70	80,399
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	39,787
City of Phoenix AZ GO, 4.00%, 07/01/23	565	624,562
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	310	352,674
5.50%, 07/01/23 (NPFGC)	65	75,145
Series A, 5.00%, 07/01/23	360	409,427
Series B, 5.00%, 07/01/23	350	398,121
Series D, 5.00%, 07/01/23	235	267,056
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	113,930
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	100	113,749
County of Pima AZ GOL, 4.00%, 07/01/23	310	342,240
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	435	494,808
Maricopa County Community College District GO, 5.00%, 07/01/23	200	227,644
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	30	34,168
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	44,887
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/23	250	284,372

Security	Par (000)	Value

Arizona (continued)
Regional Public Transportation Authority RB, 5.25%, 07/01/23	$105	$120,431
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	408,388
Series A, 5.00%, 01/01/23	260	290,906
State of Arizona COP, 5.00%, 09/01/23	235	268,683
University of Arizona (The) RB
5.00%, 06/01/23	215	243,926
5.00%, 08/01/23	55	62,764

		7,716,923

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	38,875
5.00%, 04/01/23	260	293,431
5.00%, 10/01/23	345	396,115
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	120,480

		848,901

California — 7.6%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	48,079
Bay Area Toll Authority RB
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	113,408
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	154,152
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	76,580
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	150	170,011
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	29,058
Series A, 4.00%, 03/01/23	75	82,218
Series A, 5.00%, 11/15/23	15	17,411
Series B, 5.00%, 11/15/23	110	127,678
California State Public Works Board RB
5.00%, 09/01/23	200	229,352
Series A, 5.00%, 03/01/23	170	191,512
Series A, 5.00%, 09/01/23	175	200,683
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	17,266
Series B, 5.00%, 10/01/23	155	178,267
Series C, 5.00%, 11/01/23	65	74,976
Series D, 5.00%, 09/01/23	520	596,315
Series F, 5.00%, 05/01/23	135	152,994
Series F, 5.00%, 09/01/23	130	149,079
Series G, 5.00%, 09/01/23	20	22,935
Series I, 5.00%, 11/01/23	175	201,857
California State University RB, Series A, 5.00%, 11/01/23	325	376,311
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	178,386
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	83,082
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	100	115,788
Coast Community College District GO, Series A, 5.00%, 08/01/23	40	46,020
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	60	68,412
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	144,387

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	$195	$186,814
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	33,866
Las Virgenes Unified School District GO 0.00%, 09/01/23 (NPFGC)(a)	105	100,943
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	47,978
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	158,907
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	160	183,779
Series C, 5.00%, 08/01/23	20	22,972
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/23	230	263,463
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/23	100	114,294
Series A, 5.00%, 07/01/23	85	97,150
Series B, 5.00%, 07/01/23	105	120,009
Series D, 4.00%, 07/01/23	150	166,401
Series E, 5.00%, 07/01/23	100	114,294
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	548,064
Series A, 5.00%, 07/01/23	1,305	1,488,692
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,943
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	40	46,251
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	48,364
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	192,918
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	22,300
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	50	57,116
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	33,855
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	57,682
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	105	101,302
Series H-2, 5.00%, 07/01/23	230	263,127
Series J-2, 5.00%, 07/01/23	30	34,321
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/23	50	57,701
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	28,541
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	90	87,078
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	114,454
San Mateo Union High School District GO, Series B, 0.00%, 09/01/23 (NPFGC)(a)	20	19,255
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	119,710
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	96,728
State of California Department of Water Resources RB 5.00%, 12/01/23	65	75,567
Series AW, 5.00%, 12/01/23	115	133,696
Series BA, 5.00%, 12/01/23	235	273,204

Security	Par (000)	Value

California (continued)
State of California GO
4.00%, 05/01/23	$160	$176,219
4.00%, 10/01/23	100	111,415
5.00%, 08/01/23	1,745	1,995,233
5.00%, 09/01/23	1,010	1,158,228
5.00%, 10/01/23	735	845,331
5.00%, 11/01/23	750	865,102
5.00%, 12/01/23	295	341,262
Series A, 5.00%, 08/01/23	275	314,435
Series B, 5.00%, 09/01/23	275	315,359
University of California RB
Series A, 5.00%, 05/15/23	90	102,609
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	1,400	1,589,294
Series AO, 5.00%, 05/15/23	65	74,106
Series AR, 4.00%, 05/15/23	200	221,542

		17,490,091

Colorado — 0.6%
Adams County School District No. 1, 4.00%, 12/01/23	250	279,210
Board of Water Commissioners City & County of Denver (The) RB, 5.00%, 09/15/23	100	114,755
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	255	293,811
Series B, 5.00%, 11/15/23	200	230,440
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	140	161,725
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	114,505
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	272,036

		1,466,482

Connecticut — 1.5%
City of Stamford CT GO, 5.00%, 06/01/23	100	113,807
Connecticut State Health & Educational Facilities Authority RB, Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	355	396,712
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	142,082
State of Connecticut GO
5.00%, 09/15/23	100	114,255
Series A, 5.00%, 04/15/23	370	416,772
Series A, 5.00%, 10/15/23	475	544,241
Series B, 5.00%, 05/15/23	335	378,433
Series D, 5.00%, 06/15/23	120	135,946
Series E, 5.00%, 09/01/23	10	11,411
Series F, 5.00%, 11/15/23	125	143,622
Series H, 5.00%, 11/15/23	100	114,898
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	65	72,448
Series A, 5.00%, 08/01/23	140	159,246
Series A, 5.00%, 10/01/23	375	428,955
Series B, 5.00%, 08/01/23	105	119,434
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	54,414
Series A, 5.00%, 02/15/23	100	111,867
Series A, 5.00%, 04/15/23	100	112,507

		3,571,050

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/23	165	189,832
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	44,632
Delaware Transportation Authority RB, 5.00%, 07/01/23	545	620,722

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware GO
5.00%, 03/01/23	$630	$709,720
Series A, 5.00%, 02/01/23	50	56,159
Series B, 5.00%, 07/01/23	165	188,105
Series C, 5.00%, 03/01/23	140	157,716
Series D, 5.00%, 07/01/23	125	142,504

		2,109,390

District of Columbia — 0.9%
District of Columbia GO
5.00%, 06/01/23	195	221,510
Series A, 5.00%, 06/01/23	535	607,733
Series B, 5.00%, 06/01/23	250	283,987
District of Columbia RB
5.00%, 07/15/23	20	22,722
Series A, 5.00%, 12/01/23	360	416,160
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/23	100	114,855
Series A, 5.00%, 10/01/23	70	80,399
Series C, 5.00%, 10/01/23	130	149,312
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/23	200	227,572

		2,124,250

Florida — 4.3%
City of Jacksonville FL RB
5.00%, 10/01/23	85	97,164
Series C, 5.00%, 10/01/23	100	114,543
City of Orlando FL RB, Series B, 5.00%, 10/01/23	55	63,170
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	40,158
City of Tampa FL RB, 5.00%, 10/01/23	75	85,966
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	40	45,864
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	165,919
County of Miami-Dade FL GO
5.00%, 07/01/23	25	28,419
Series 2015-D, 5.00%, 07/01/23	120	136,412
Series A, 5.00%, 07/01/23	390	443,340
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	522,749
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	625	718,087
Series B, 5.00%, 10/01/23	75	86,171
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	145,493
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	126,426
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	150	172,107
Florida Department of Environmental Protection RB 5.00%, 07/01/23	375	426,967
Series A, 5.00%, 07/01/23	200	227,716
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	150	170,898
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	74,453
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	430	489,744

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 07/01/23	$355	$404,324
Series C, 5.00%, 07/01/23	25	28,474
Hillsborough County School Board COP
5.00%, 07/01/23	100	113,461
Series A, 5.00%, 07/01/23	60	68,077
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	193,873
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	92,850
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	102,406
Series D, 5.00%, 08/01/23	50	56,892
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	80	91,852
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	309,687
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	70	79,498
Palm Beach County School District COP
5.00%, 08/01/23	50	57,003
Series B, 5.00%, 08/01/23	125	142,508
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,631
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	84,959
Series A, 5.00%, 06/01/23	130	147,262
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	10	11,166
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	215	241,768
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	306,442
Series B, 5.00%, 07/01/23	170	192,945
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,649
State of Florida GO
Series A, 5.00%, 06/01/23	450	510,385
Series A, 5.00%, 07/01/23	760	865,868
Series B, 5.00%, 06/01/23	400	453,676
Series C, 5.00%, 06/01/23	35	39,697
Series E, 5.00%, 06/01/23	210	238,180
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	185	210,435
Series B, 5.00%, 07/01/23	460	523,245
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	20	22,846

		10,016,825

Georgia — 1.4%
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	69,059
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	45,049
Forsyth County School District GO, 5.00%, 02/01/23	130	145,971
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	85	96,316
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	129,352
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	571,330
State of Georgia GO
Series A, 5.00%, 07/01/23	785	894,641
Series A-1, 5.00%, 02/01/23	450	505,283
Series C, 5.00%, 07/01/23	75	85,475
Series C-1, 5.00%, 07/01/23	150	170,950

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series D, 5.00%, 02/01/23	$355	$398,612
Series E, 5.00%, 12/01/23	140	161,897

		3,273,935

Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	430	488,966
City & County of Honolulu HI GO
4.00%, 10/01/23	100	111,262
5.00%, 09/01/23	360	412,283
5.00%, 10/01/23	100	114,855
Series A, 5.00%, 10/01/23	120	137,826
Series C, 5.00%, 10/01/23	20	22,971
Series E, 4.00%, 09/01/23	40	44,404
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	85,835
State of Hawaii GO
4.00%, 05/01/23	75	82,501
5.00%, 05/01/23	175	198,084
5.00%, 10/01/23	80	91,884
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	371,182
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	593,892
Series EO, 5.00%, 08/01/23 (ETM)	50	57,105
Series EP, 5.00%, 08/01/23	320	365,411
Series EY, 5.00%, 10/01/23	385	442,192
Series EZ, 5.00%, 10/01/23	50	57,428
Series FE, 5.00%, 10/01/23	300	344,565
Series FG, 4.00%, 10/01/23	135	150,204
Series FG, 5.00%, 10/01/23	70	80,399
Series FH, 5.00%, 10/01/23	50	57,428
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/23	155	173,234

		4,483,911

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	75	84,935

Illinois — 1.9%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	54,178
Series B, 5.00%, 01/01/23	400	445,832
Series D, 5.00%, 01/01/23	40	44,583
Illinois Finance Authority RB
5.00%, 01/01/23	200	223,590
5.00%, 07/01/23	200	227,572
5.00%, 12/01/23	265	305,908
State of Illinois GO
5.00%, 02/01/23	120	131,086
5.00%, 05/01/23	625	687,394
5.00%, 06/01/23	115	126,766
5.00%, 07/01/23	170	187,814
5.00%, 08/01/23	135	149,483
5.00%, 10/01/23	435	483,803
5.00%, 12/01/23	50	55,855
Series A, 5.00%, 04/01/23	215	235,928
Series D, 5.00%, 11/01/23	865	962,183
State of Illinois RB 5.00%, 06/15/23	100	110,163
First Series, 6.00%, 06/15/23 (NPFGC)	45	51,128
Series C, 4.00%, 06/15/23	25	26,729

		4,509,995

Security	Par (000)	Value

Indiana — 0.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	$60	$67,333
Series A, 5.00%, 06/01/23	120	136,145
Series A, 5.00%, 12/01/23	35	40,346
Series B, 5.00%, 02/01/23	55	61,722
Series C, 5.00%, 12/01/23	775	894,637
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	144,936
Indiana University RB
Series A, 5.00%, 06/01/23	70	79,467
Series X, 5.00%, 08/01/23	135	154,158
Purdue University RB
Series A, 4.00%, 07/01/23	85	93,780
Series BB-1, 5.00%, 07/01/23	20	22,735

		1,695,259

Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	249,832
Iowa City Community School District RB, 5.00%, 06/01/23	55	62,168
Iowa Finance Authority RB, 5.00%, 08/01/23	255	291,378
State of Iowa RB
5.00%, 06/15/23	90	102,216
Series A, 5.00%, 06/01/23	240	272,205

		977,799

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	141,861
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	235,028
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	30	33,855
Sedgwick County Unified School District No. 259 Wichita GO, 4.00%, 10/01/23	20	22,191
State of Kansas Department of Transportation RB
5.00%, 09/01/23	205	234,694
Series A, 5.00%, 09/01/23	335	383,525
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	113,747

		1,164,901

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/23	125	141,336

Louisiana — 0.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	28,278
State of Louisiana GO
4.00%, 09/01/23	75	83,063
Series A, 5.00%, 02/01/23	210	235,137
Series A, 5.00%, 04/01/23	35	39,418
Series C, 5.00%, 07/15/23	150	170,635
Series C, 5.00%, 08/01/23	225	256,347

		812,878

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	360	410,778
Series A, 5.00%, 11/01/23	125	143,734
Series C, 5.00%, 11/01/23	75	86,240
Maine Turnpike Authority RB, 5.00%, 07/01/23	70	79,675
State of Maine GO, Series B, 5.00%, 06/01/23	295	334,690

		1,055,117

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 3.5%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	$200	$230,020
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	285	324,185
County of Anne Arundel MD GOL, 5.00%, 04/01/23	115	129,787
County of Baltimore MD GO, 5.00%, 02/01/23	350	392,889
County of Charles MD GO
5.00%, 10/01/23	100	114,933
5.00%, 11/01/23	10	11,527
County of Frederick MD GO, Series A, 5.00%, 08/01/23	205	234,245
County of Montgomery MD GO
5.00%, 11/01/23	90	103,740
5.00%, 12/01/23	325	375,700
Series B, 5.00%, 12/01/23	300	346,800
Series C, 5.00%, 10/01/23	295	339,052
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,654
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	137,706
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	305,588
5.00%, 02/15/23	270	303,593
5.00%, 09/01/23	200	229,276
5.00%, 10/01/23	910	1,046,245
State of Maryland GO
First Series, 5.00%, 06/01/23	505	573,655
Second Series, 5.00%, 08/01/23	90	102,839
Series A, 5.00%, 03/01/23	275	309,620
Series A, 5.00%, 08/01/23	250	285,665
Series B, 4.00%, 08/01/23	415	459,953
Series C, 5.00%, 08/01/23	920	1,051,247
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	185	204,098
5.00%, 06/01/23	355	403,263
5.00%, 06/15/23	150	170,628

		8,214,908

Massachusetts — 2.3%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	340	386,998
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	586,975
Commonwealth of Massachusetts GOL
5.00%, 07/01/23	100	113,858
Series 8, 5.00%, 07/01/23	175	199,251
Series A, 4.20%, 08/01/23 (AMBAC)	100	111,446
Series A, 5.00%, 03/01/23	210	236,300
Series A, 5.00%, 05/01/23	105	118,851
Series A, 5.00%, 07/01/23	135	153,708
Series B, 5.00%, 01/01/23	45	50,335
Series B, 5.00%, 07/01/23	390	444,046
Series B, 5.25%, 08/01/23	70	80,535
Series B, 5.25%, 09/01/23 (AGM)	100	115,402
Series C, 5.00%, 10/01/23	110	126,340
Series D, 5.00%, 07/01/23	205	233,409
Series E, 5.00%, 11/01/23	765	881,181
Series H, 5.00%, 12/01/23	55	63,535
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	45	51,150
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	150	170,787
Series B, 5.25%, 07/01/23	240	275,270
Series C, 5.50%, 07/01/23	75	86,651
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	120	137,208

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	$85	$82,110
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	210	238,321
Series A, 5.00%, 11/15/23 (ETM)	45	51,933
Series C, 4.00%, 08/15/23 (ETM)	15	16,640
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	164,850
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	50	57,170
Series B, 5.25%, 08/01/23 (AGM)	75	86,399

		5,320,659

Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	282,753
Michigan Finance Authority RB, 5.00%, 11/15/23	50	57,109
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	610	688,763
Series I, 5.00%, 10/15/23	140	160,849
State of Michigan GO
Series A, 5.00%, 05/01/23	35	39,641
Series A, 5.00%, 12/01/23	140	161,840
Series B, 5.00%, 11/01/23	20	23,053
State of Michigan RB, 5.00%, 03/15/23	485	545,382
University of Michigan RB, Series A, 5.00%, 04/01/23	700	790,706
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	80,520

		2,830,616

Minnesota — 1.3%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,829
County of Hennepin MN GO
5.00%, 12/01/23	105	121,380
Series A, 5.00%, 12/01/23	95	109,820
Series C, 5.00%, 12/01/23	70	80,920
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	95,228
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	34,282
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	320,787
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	128,212
State of Minnesota GO
Series A, 5.00%, 08/01/23	245	279,952
Series B, 5.00%, 08/01/23	340	388,504
Series D, 5.00%, 08/01/23	685	782,722
Series F, 5.00%, 10/01/23	175	201,133
State of Minnesota RB, Series A, 5.00%, 06/01/23	430	487,852

		3,059,621

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	248,701

Missouri — 0.9%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	616,875
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	169,860
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	110,035
Series A, 5.00%, 05/01/23	120	135,871

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Series C, 5.00%, 02/01/23	$570	$640,024
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	100	114,738
Series A, 4.00%, 04/01/23	225	246,640
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B, 5.00%, 01/01/23	80	89,510
Series B, 5.00%, 07/01/23	50	56,929

		2,180,482

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	180	201,010
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	395	443,028

		644,038

Nevada — 2.7%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	130,512
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	339,972
Series B, 5.00%, 06/15/23	260	294,642
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	205	233,409
County of Clark Department of Aviation RB
5.00%, 07/01/23	250	284,193
Series A, 5.00%, 07/01/23	150	170,516
County of Clark NV GOL
5.00%, 06/01/23	75	85,064
5.00%, 11/01/23	515	592,595
Series A, 5.00%, 11/01/23	185	212,874
County of Clark NV RB, 5.00%, 07/01/23	580	659,118
Las Vegas Valley Water District GOL
5.00%, 06/01/23	300	340,257
Series A, 5.00%, 06/01/23	270	306,231
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	45,283
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	170,408
Series B, 5.00%, 07/01/23	100	113,605
State of Nevada GOL
Series D, 5.00%, 04/01/23	125	140,946
Series D-1, 5.00%, 03/01/23	655	736,397
Series H-1, 5.00%, 06/01/23	210	238,253
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	590	680,594
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	261,708
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	215,295
Series F, 5.00%, 06/01/23	40	45,325

		6,297,197

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	142,141
New Hampshire Municipal Bond Bank RB 5.00%, 08/15/23	100	114,384
Series E, 5.00%, 08/15/23	125	142,793
State of New Hampshire GO, Series A, 5.00%, 03/01/23	100	112,492

		511,810

New Jersey — 1.9%
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	230	265,880

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP)	$470	$532,454
Series DDD, 5.00%, 06/15/23	100	111,981
Series NN, 5.00%, 03/01/23	800	887,816
Series UU, 5.00%, 06/15/23	50	55,990
Series XX, 5.00%, 06/15/23 (SAP)	305	341,542
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	83,884
5.00%, 06/15/23	75	83,986
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	395	442,932
Series A, 5.75%, 06/15/23 (NPFGC)	100	114,617
Series AA, 5.00%, 06/15/23	230	257,556
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	11,193
Series B, 5.00%, 01/01/23	165	184,411
Series C, 5.00%, 01/01/23	170	189,999
State of New Jersey GO
5.00%, 06/01/23	385	434,634
Series T, 5.00%, 06/01/23	330	372,544

		4,371,419

New Mexico — 1.0%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	164,990
County of Santa Fe NM RB, 5.00%, 06/01/23	185	209,629
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	102,267
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	675,144
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	176,255
Series A, 5.00%, 07/01/23	175	198,998
Series B, 4.00%, 07/01/23	390	429,870
Series B, 5.00%, 07/01/23	40	45,355
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	147,261
Series C, 5.00%, 06/01/23	100	113,278

		2,263,047

New York — 9.4%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	428,216
Series A, 4.00%, 08/01/23	50	55,380
Series A, 5.00%, 08/01/23	340	388,249
Series C, 5.00%, 08/01/23	1,845	2,106,824
Series D, 5.00%, 08/01/23	35	39,967
Series D-1, 5.00%, 08/01/23	50	57,096
Series E, 5.00%, 08/01/23	110	125,610
Series G, 5.00%, 08/01/23	630	719,403
Series H, 5.00%, 08/01/23	35	39,967
Series I, 5.00%, 03/01/23	50	56,262
Series I, 5.00%, 08/01/23	125	142,739
Series J, 5.00%, 08/01/23	505	576,665
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	11,534
Series A-1, 5.00%, 11/15/23	25	28,674
Series A-2, 5.00%, 11/15/23	195	223,659
Series B, 5.00%, 11/15/23	930	1,066,682
Series B-3, 5.00%, 11/15/23	55	63,083
Series C-1, 5.00%, 11/15/23	365	418,644
Series D, 5.00%, 11/15/23	400	458,788
Series F, 5.00%, 11/15/23	140	160,576

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	$265	$302,331
Series S-2, 5.00%, 07/15/23 (SAW)	100	114,087
Series S-3, 5.00%, 07/15/23 (SAW)	75	85,565
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/23	210	239,646
Series A, 5.00%, 08/01/23	150	171,176
Series A-1, 4.00%, 08/01/23	125	138,358
Series A-1, 5.00%, 08/01/23	440	502,115
Series B-1, 4.00%, 08/01/23	100	110,686
Series C, 5.00%, 11/01/23	385	443,161
Series D, 5.00%, 11/01/23	165	189,927
Series E-1, 5.00%, 02/01/23	25	28,032
Series F-1, 5.00%, 02/01/23	200	224,256
Sub-Series C, 5.00%, 11/01/23	155	178,416
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	515	587,110
Series DD, 5.00%, 06/15/23	220	250,804
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	28,765
Series B, 5.00%, 11/15/23	20	22,851
New York State Dormitory Authority RB
4.00%, 03/15/23	50	54,759
5.00%, 02/15/23	225	252,637
Series A, 4.00%, 10/01/23 (SAW)	240	266,844
Series A, 5.00%, 02/15/23	1,080	1,212,656
Series A, 5.00%, 03/15/23	1,340	1,510,353
Series A, 5.00%, 07/01/23	60	68,358
Series A, 5.00%, 10/01/23 (AGM)	65	74,910
Series A, 5.00%, 10/01/23 (SAW)	150	172,165
Series A, 5.50%, 05/15/23 (NPFGC)	205	235,668
Series B, 5.00%, 02/15/23	610	684,926
Series B, 5.00%, 07/01/23	290	330,504
Series C, 5.00%, 03/15/23	775	873,526
Series D, 5.00%, 02/15/23	335	376,148
Series E, 5.00%, 02/15/23	325	364,920
Series E, 5.00%, 03/15/23	245	275,904
Series E, 5.00%, 10/01/23 (SAW)	50	57,389
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/23	210	239,329
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	111,856
Series L, 5.00%, 01/01/23	260	290,826
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,075	1,210,955
Series A-2, 5.00%, 03/15/23	175	197,132
Series C-1, 5.00%, 03/15/23	325	366,103
Series D, 5.00%, 03/15/23	605	681,514
Series E, 5.00%, 03/15/23	140	157,706
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	225	257,274
5.00%, 10/15/23	95	109,597
5.00%, 12/01/23	75	86,915
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	130	150,181

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority RB Series A, 5.00%, 11/15/23	$75	$86,688
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	113,445

		21,656,492

North Carolina — 1.9%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	56,727
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	46,158
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,712
County of Buncombe NC RB, 5.00%, 06/01/23	145	164,458
County of Forsyth NC GO, 5.00%, 12/01/23	130	150,333
County of Guilford NC GO, 5.00%, 05/01/23	685	775,831
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,910
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	105	120,516
County of Union NC GO, 5.00%, 09/01/23	665	762,090
County of Wake NC RB, Series A, 5.00%, 12/01/23	175	201,943
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	17,013
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	122,638
Series E, 5.00%, 01/01/23	10	11,149
State of North Carolina GO
5.00%, 06/01/23	65	73,859
Series A, 5.00%, 06/01/23	995	1,130,618
State of North Carolina RB
5.00%, 03/01/23	330	370,686
Series A, 5.00%, 05/01/23	175	198,025
Series C, 5.00%, 05/01/23	100	113,157

		4,366,823

North Dakota — 0.1%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	120,680

Ohio — 3.4%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	46,224
City of Columbus OH GO
4.00%, 04/01/23	500	548,745
Series 1, 5.00%, 07/01/23	50	56,929
Series 5, 5.00%, 08/15/23	165	188,671
Series A, 4.00%, 07/01/23	25	27,627
Series A, 5.00%, 02/15/23	230	258,396
Series A, 5.00%, 08/15/23	130	148,650
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	308,734
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	155,785
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	23,079
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	188,587
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	615	697,392
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	160	184,324
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	100	112,091
Series A-1, 5.00%, 02/15/23	290	324,878
Ohio University RB, Series A, 5.00%, 12/01/23	100	114,785
Ohio Water Development Authority RB
5.00%, 12/01/23	325	375,433
Series A, 5.00%, 06/01/23	190	215,697

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 12/01/23	$130	$150,173
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	100	113,525
5.00%, 12/01/23	185	213,708
5.50%, 06/01/23	235	270,626
5.50%, 12/01/23	100	117,395
Series 2015A, 5.00%, 12/01/23	120	138,622
State of Ohio GO
5.00%, 08/01/23	165	188,232
Series A, 5.00%, 03/01/23	30	33,728
Series A, 5.00%, 05/01/23	340	384,499
Series A, 5.00%, 08/01/23	85	96,968
Series A, 5.00%, 09/15/23	270	309,320
Series B, 4.00%, 09/01/23	200	221,798
Series B, 5.00%, 08/01/23	185	211,048
Series C, 5.00%, 11/01/23	100	115,067
Series S, 5.00%, 04/01/23	15	16,914
Series S, 5.00%, 05/01/23	110	124,510
Series T, 5.00%, 11/01/23	95	109,428
Series V, 5.00%, 05/01/23	500	565,955
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	131,570
State of Ohio RB
5.00%, 04/01/23	80	90,073
Series A, 5.00%, 02/01/23	100	111,937
Series C, 5.00%, 12/01/23	240	276,461

		7,967,584

Oklahoma — 1.1%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	241,927
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	465	527,068
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	148,160
Oklahoma Capitol Improvement Authority RB
5.00%, 01/01/23	145	162,058
5.00%, 07/01/23	315	358,309
Series A, 5.00%, 07/01/23	140	159,249
Series B, 5.00%, 07/01/23	180	204,748
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	153,757
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	155	168,748
Oklahoma Water Resources Board RB
5.00%, 04/01/23	220	247,845
Series A, 5.00%, 04/01/23	75	84,493

		2,456,362

Oregon — 1.6%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/23	55	62,785
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	103,405
Series B, 5.00%, 06/15/23	215	244,412
Series B, 5.00%, 10/01/23	75	86,141
City of Salem OR GO, 5.00%, 06/01/23	100	113,595
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	85,144
Oregon State Business Development Commission RB, 2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	364,647
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	140	158,095
Series B, 5.00%, 04/01/23	110	124,218
Series C, 5.00%, 04/01/23	120	135,510

Security	Par (000)	Value

Oregon (continued)
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	$175	$198,809
Portland Community College District GO, 5.00%, 06/15/23	30	34,115
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	144,543
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/23	470	543,244
State of Oregon GO
Series A, 5.00%, 08/01/23	50	57,115
Series C, 5.00%, 06/01/23	100	113,560
Series D, 5.00%, 05/01/23	190	215,129
Series F, 5.00%, 05/01/23	100	113,226
Series G, 5.00%, 11/01/23	45	51,852
Series H, 5.00%, 05/01/23	495	560,469
Series O, 5.00%, 08/01/23	70	79,960
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,920

		3,612,894

Pennsylvania — 2.2%
City of Philadelphia PA GO, 5.00%, 08/01/23	210	238,480
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	614,702
First Series, 5.00%, 02/01/23	110	123,306
First Series, 5.00%, 03/15/23	115	129,468
First Series, 5.00%, 04/01/23	185	208,600
First Series, 5.00%, 06/15/23	160	181,717
First Series, 5.00%, 08/15/23	815	931,007
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	395,168
Second Series, 5.00%, 09/15/23	300	343,689
Second Series, 5.00%, 10/15/23	520	597,438
Delaware County Authority RB
5.00%, 08/01/23	110	125,285
5.00%, 12/01/23	75	86,394
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	390	448,874
Series A, 5.25%, 07/15/23 (AGM)	110	126,226
Series A-1, 5.00%, 12/01/23	225	258,815
Series B, 5.00%, 12/01/23	35	40,033
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	135,680

		4,984,882

Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	330	373,616
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	195	223,470
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
5.00%, 10/01/23	405	464,847
Series B, 5.00%, 10/01/23	345	395,981
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	165,245
State of Rhode Island GO
5.00%, 05/01/23	150	169,683
5.00%, 08/01/23	50	57,059
Series A, 5.00%, 08/01/23	50	57,058

		1,906,959

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	69,238

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina GO, 5.00%, 08/01/23 (SAW)	$105	$119,979

		189,217

Tennessee — 2.5%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	100	115,067
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	164,458
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	195	220,857
County of Knox TN GO, 5.00%, 06/01/23	130	147,582
County of Shelby TN GO, Series A, 5.00%, 03/01/23	160	179,987
County of Sumner TN GO, 5.00%, 12/01/23	45	51,928
County of Williamson TN GO, 5.00%, 04/01/23	70	79,048
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	84,931
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,160	1,320,335
Series A, 5.00%, 07/01/23	65	73,984
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	27,943
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,397,162
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/23	170	193,251
State of Tennessee GO
Series A, 5.00%, 08/01/23	655	748,685
Series A, 5.00%, 09/01/23	250	286,595
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	46,059
Series A, 5.00%, 11/01/23	65	74,846
Series B, 5.00%, 11/01/23	465	535,434

		5,748,152

Texas — 12.8%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	196,326
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	252,490
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	140	157,150
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	431,916
Austin Community College District GOL, 5.00%, 08/01/23	215	245,113
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	113,673
Austin Independent School District GO
Series B, 5.00%, 08/01/23	335	382,168
Series B, 5.00%, 08/01/23 (PSF)	50	57,115
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	50,541
Series B, 5.00%, 02/15/23 (PSF)	40	44,926
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	273,010
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	111,032
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	237,857
Series C, 5.00%, 08/15/23	125	141,811
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	140	161,421
City of Austin TX GOL, 5.00%, 09/01/23	300	343,341
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	45,283
5.00%, 11/15/23	170	195,806
Series A, 5.00%, 05/15/23	145	164,152
Series A, 5.00%, 11/15/23	250	287,950

Security	Par (000)	Value

Texas (continued)
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	$70	$78,597
City of Garland TX GOL, 5.00%, 02/15/23	165	184,845
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23	100	115,180
Series C, 5.00%, 05/15/23	255	288,680
Series D, 5.00%, 11/15/23	175	201,565
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	112,329
City of Lubbock TX GOL, 5.00%, 02/15/23	60	67,312
City of Plano TX GOL, 5.00%, 09/01/23	180	205,868
City of Round Rock TX GOL, 5.00%, 08/15/23	55	62,725
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	196,168
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	705	790,277
City of San Antonio TX GOL, 5.00%, 02/01/23	400	448,132
City of Waco TX GOL, 5.00%, 02/01/23	20	22,375
Conroe Independent School District GO 5.00%, 02/15/23 (PSF)	125	140,353
Series A, 5.00%, 02/15/23 (PSF)	165	185,265
County of Bexar TX GOL, 5.00%, 06/15/23	260	295,196
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	103,334
County of Harris TX RB
5.00%, 08/15/23	140	159,928
Series A, 5.00%, 08/15/23	115	131,369
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	616,766
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	210	235,792
Series A, 5.00%, 02/15/23 (PSF)	35	39,299
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/23	200	230,628
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	183,661
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	114,234
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	120,063
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	91,447
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	1,010,070
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	96,454
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	182,774
Houston Community College System GOL, 5.00%, 02/15/23	270	302,214
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	295	331,137
Series A, 5.00%, 02/15/23 (PSF)	185	207,662
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	56,109
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	106,607
Series A, 5.00%, 02/15/23 (PSF)	370	415,207
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	50	56,173
Killeen Independent School District GO, 5.00%, 02/15/23	180	201,821
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	168,144
Series A, 5.00%, 08/01/23 (PSF)	120	136,896

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	$25	$28,483
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	230,839
5.00%, 08/15/23	85	96,908
5.00%, 08/15/23 (PSF)	20	22,802
Series A, 0.00%, 08/15/23 (PSF)(a)	50	48,092
Series B, 5.00%, 08/15/23	20	22,757
Series D, 0.00%, 08/15/23 (PSF)(a)	60	57,710
Lewisville Independent School District GO
5.00%, 08/15/23	200	228,092
5.00%, 08/15/23 (PSF)	970	1,109,893
Series A, 4.00%, 08/15/23 (PSF)	35	38,833
Series B, 5.00%, 08/15/23	25	28,512
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	375,823
Lower Colorado River Authority RB
5.00%, 05/15/23	185	209,113
Series B, 5.00%, 05/15/23	355	401,271
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	102,776
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	113,969
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	310	356,212
Series A, 5.00%, 11/01/23	105	120,652
Series B, 5.00%, 11/01/23	20	22,981
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	225	256,763
5.25%, 02/01/23 (PSF)	220	248,301
North Texas Municipal Water District RB
5.00%, 06/01/23	280	317,412
6.25%, 06/01/23	75	88,210
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	340	388,603
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	720	804,262
Series B, 5.00%, 01/01/23	280	312,598
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	123,351
5.00%, 06/15/23 (PSF)	25	28,384
5.00%, 08/15/23 (PSF)	350	399,686
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	224,308
Series B, 5.00%, 02/15/23 (PSF)	120	134,585
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	106,577
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/23	200	227,644
Series A, 5.00%, 07/01/23	150	170,733
Series A, 5.25%, 07/01/23	140	160,523
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/23	25	28,419
Series B, 5.00%, 07/01/23	140	159,148
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	381,000
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	196,326
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	60	68,492
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	212,973

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB
Series A, 5.00%, 05/15/23	$245	$278,041
Series B, 5.00%, 05/15/23	140	158,880
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	114,777
Spring Branch Independent School District GOL, 5.00%, 02/01/23 (PSF)	60	67,277
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	400	457,084
State of Texas GO
5.00%, 04/01/23	150	169,287
5.00%, 08/01/23	150	171,287
5.00%, 10/01/23	505	580,018
Series A, 5.00%, 10/01/23	450	516,847
Series B-1, 5.00%, 08/01/23	45	51,386
Series D, 5.00%, 05/15/23	100	113,347
State of Texas GOL, 5.00%, 08/01/23	175	199,834
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	113,412
5.00%, 12/01/23	40	45,979
Tarrant Regional Water District RB
5.00%, 03/01/23	305	342,704
Series A, 5.00%, 03/01/23	145	162,925
Texas A&M University RB
Series B, 5.00%, 05/15/23	100	113,312
Series D, 5.00%, 05/15/23	35	39,659
Series E, 5.00%, 05/15/23	135	152,971
Texas State Technical College RB, 5.00%, 10/15/23	20	22,963
Texas State University System RB
5.00%, 03/15/23	140	157,567
Series A, 5.00%, 03/15/23	510	573,995
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	780	894,653
Series A, 5.00%, 04/01/23	135	152,177
Texas Water Development Board RB
5.00%, 04/15/23	100	112,946
Series A, 5.00%, 04/15/23	250	282,365
Series B, 5.00%, 10/15/23	200	229,862
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	50	57,022
Trinity River Authority RB, 5.00%, 02/01/23	155	173,115
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,521
University of Houston RB, 4.00%, 02/15/23	50	54,587
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	112,709
University of Texas System (The) RB
5.00%, 08/15/23	460	526,341
Series A, 5.00%, 08/15/23	120	137,306
Series C, 5.00%, 08/15/23	375	429,082
Series H, 5.00%, 08/15/23	25	28,606
Series I, 5.00%, 08/15/23	375	429,082
Series J, 5.00%, 08/15/23	100	114,422

		29,606,101

Utah — 2.8%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	422,303
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	126,426
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	112,033

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	$1,750	$2,002,070
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	187,432
Intermountain Power Agency RB, 5.00%, 07/01/23	75	85,312
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	86,141
University of Utah (The) RB
5.00%, 08/01/23	205	233,940
Series A, 5.00%, 08/01/23 (SAP)	275	314,025
Series B, 5.00%, 08/01/23	175	199,705
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,226,166
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	644,450
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	339,414
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	278,254
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	123,741

		6,381,412

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	114,384
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	28,587
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,849

		171,820

Virginia — 5.7%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,141,930
City of Falls Church VA GO, 5.00%, 07/15/23	250	285,310
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,452
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	68,582
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	140	159,921
5.00%, 08/01/23 (ST AID WTHHLDG)	195	222,456
Series A, 5.00%, 08/01/23 (SAW)	35	39,928
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	40	44,830
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	551,965
Series B, 5.00%, 06/01/23	100	113,666
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	80,715
County of Fairfax VA GO
5.00%, 10/01/23 (SAW)	265	304,676
Series A, 5.00%, 10/01/23 (SAW)	700	804,804
Series B, 5.00%, 04/01/23 (SAW)	25	28,240
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	75	86,762
Series A, 5.00%, 12/01/23 (SAW)	335	387,535
County of Prince William VA COP, 5.00%, 10/01/23	100	114,505
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	114,303
Fairfax County Water Authority RB, 5.00%, 04/01/23	315	355,818
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	569,470
Town of Leesburg VA GO, 5.00%, 01/15/23	125	140,132
Virginia College Building Authority RB
5.00%, 02/01/23	95	106,581
Series A, 5.00%, 02/01/23	225	252,713
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,000	1,122,330
Series E-1, 5.00%, 02/01/23	245	275,177
Series E-2, 5.00%, 02/01/23	555	623,359

Security	Par (000)	Value

Virginia (continued)
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	$535	$605,844
5.00%, 09/15/23	115	131,747
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,239,986
Series A, 5.00%, 05/15/23	130	147,215
Series C, 5.00%, 05/15/23	90	101,918
Virginia Public Building Authority RB
5.00%, 08/01/23	380	433,926
Series A, 4.00%, 08/01/23	75	83,069
Series A, 5.00%, 08/01/26 (PR 08/01/23)	195	222,784
Series B, 5.00%, 08/01/23	615	702,274
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW)	150	168,883
5.00%, 07/15/23 (SAW)	25	28,522
5.00%, 08/01/23 (SAW)	325	371,000
Series A, 5.00%, 08/01/23 (SAW)	210	239,724
Series B, 5.00%, 08/01/23 (SAW)	80	91,323
Virginia Resources Authority RB
5.00%, 10/01/23	315	362,284
5.00%, 11/01/23	185	213,392
Series A, 4.00%, 11/01/23	75	83,753

		13,234,804

Washington — 5.4%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	56,965
City of Seattle WA GO, 5.00%, 12/01/23	100	115,600
City of Seattle WA GOL, Series A, 5.00%, 04/01/23	75	84,694
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/23	200	225,782
Series C, 5.00%, 09/01/23	25	28,650
Series C, 5.00%, 10/01/23	175	201,133
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	295	340,660
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	228,928
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	60	66,911
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	115,396
County of King WA GOL
5.00%, 07/01/23	385	438,215
5.25%, 01/01/23	115	129,423
Series B, 5.00%, 12/01/23	165	190,539
Series E, 5.00%, 12/01/23	125	144,347
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	290	330,084
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,870
Energy Northwest RB
5.00%, 07/01/23	110	125,124
Series A, 5.00%, 07/01/23	1,215	1,382,049
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	278,875
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	57,555
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,778
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	144,347
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	665	767,384

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	$70	$80,777
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	103,636
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	202,015
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	73,837
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	20	23,087
Port of Seattle WA GOL
5.00%, 01/01/23	55	61,521
5.00%, 06/01/23	155	175,964
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	78,585
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	100	115,478
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	139,155
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,778
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,329
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	120	138,132
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	161,154
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	282,821
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	75,034
State of Washington COP
Series A, 5.00%, 07/01/23	340	386,502
Series B, 5.00%, 07/01/23	235	267,141
State of Washington GO
5.00%, 02/01/23	650	729,033
5.00%, 08/01/23	100	114,154
Series A, 5.00%, 08/01/23	390	445,200
Series B, 5.00%, 07/01/23	345	392,686
Series B, 5.00%, 08/01/23	110	125,569
Series C, 5.50%, 07/01/23	135	150,067
Series R, 4.00%, 07/01/23	75	82,853
Series R, 5.00%, 07/01/23	465	529,272
Series R-2015, 5.00%, 07/01/23	300	341,466
Series R-2017A, 5.00%, 08/01/23	215	245,431
State of Washington RB
Series C, 5.00%, 09/01/23	445	508,782
Series E, 5.25%, 02/01/23	150	169,344
University of Washington RB
Series A, 4.00%, 12/01/23	95	106,214
Series B, 4.00%, 06/01/23	135	148,843
Series C, 5.00%, 12/01/23	100	115,559
Washington State University RB
5.00%, 04/01/23	220	247,773
5.00%, 10/01/23	120	137,498
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,279

		12,533,278

West Virginia — 0.6%
State of West Virginia GO
Series A, 5.00%, 06/01/23	565	641,015
Series A, 5.00%, 11/01/23	55	63,309
Series A, 5.00%, 12/01/23	100	115,437

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia Parkways Authority RB, 5.00%, 06/01/23	$260	$294,889
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	170,082

		1,284,732

Wisconsin — 4.2%
City of Madison WI GO, 4.00%, 10/01/23	215	238,637
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	55,836
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	235	263,350
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	315,637
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 2, 5.00%, 06/01/23	115	130,208
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	695	788,934
State of Wisconsin GO
4.00%, 05/01/23	55	60,557
5.00%, 05/01/23	100	113,294
5.00%, 11/01/23	420	484,289
Series 1, 5.00%, 05/01/23	190	215,259
Series 1, 5.00%, 11/01/23	320	368,982
Series 2, 5.00%, 11/01/23	255	294,033
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,130,680
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,261,360
Series C, 5.00%, 05/01/23	40	45,318
State of Wisconsin RB, Series A, 5.00%, 05/01/23	220	248,868
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	70	77,355
Series 1, 5.00%, 07/01/23	110	125,244
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	734,732
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	615	700,559
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	200	227,824
Series A, 5.00%, 07/01/23	335	381,424
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	130,680
Series A, 5.00%, 11/15/23	40	45,975
WPPI Energy RB
5.00%, 07/01/23	80	90,682
Series A, 5.00%, 07/01/23	150	170,028

		9,699,745

Total Municipal Debt Obligations — 98.7% (Cost: $222,116,995)		228,455,341

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.81%(d)(e)	213	212,850

Total Short-Term Investments — 0.1% (Cost: $212,829)		212,850

Total Investments in Securities — 98.8% (Cost: $222,329,824)		228,668,191

Other Assets, Less Liabilities — 1.2%		2,800,930

Net Assets — 100.0%		$231,469,121

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2023 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	281	(68)	213	$212,850	$1,986	$54		$19

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$228,455,341	$—	$228,455,341
Money Market Funds	212,850	—	—	212,850

	$212,850	$228,455,341	$—	$228,668,191

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax